Equipment - Schedule of Equipment (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Equipment, gross	$ 228,578	$ 68,997
Less accumulated depreciation	(20,768)	(16,947)
Equipment, net	207,810	52,050
Leasehold Improvements [Member]
Equipment, gross		59,947
Equipment [Member]
Equipment, gross	$ 228,578	$ 9,050